Cover Page	Apr. 23, 2026
Cover [Abstract]
Document Type	N-2
Entity Registrant Name	Ares Strategic Income Fund
Entity Address, Address Line One	245 Park Avenue, 44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001918712